Document and Entity Information	Nov. 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2024
Entity Registrant Name	VERADIGM INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35547
Entity Tax Identification Number	36-4392754
Entity Address Address Line 1	222 Merchandise Mart
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60654
City Area Code	800
Local Phone Number	334-8534
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MDRX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001124804